Financial Instruments	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

21.   FINANCIAL INSTRUMENTS

21.1       Financial instruments, classified by type and category

a)	The detail of financial assets, classified by type and category, as of December 31, 2019 and 2018 is as follows:

	Balance as of 12-31-2019
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other receivables	—	494,625,341	—	—
Derivative instruments	1,573,704	—	1,323,556	—
Other financial assets	—	36,121	—	—
Total current	1,573,704	494,661,462	1,451,410	—

Equity instruments	—	—	2,326,480	—
Trade and other receivables	—	163,269,600	—	—
Derivative instruments	—	—	—	4,862,949
Total non-current	—	163,269,600	2,326,480	4,862,949

Total	1,573,704	657,931,062	3,777,890	4,862,949

	Balance as of 12-31-2018
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	269,031	—
Trade and other receivables	—	371,656,536	—	—
Derivative instruments	1,491,497	—	1,423,613	38,169,894
Other financial assets	—	84,580	—	—
Total current	1,491,497	371,741,116	1,692,644	38,169,894

Equity instruments	—	—	2,326,484	—
Trade and other receivables	—	1,156,638	—	—
Derivative instruments	36,086	—	—	—
Total non-current	36,086	1,156,638	2,326,484	—

Total	1,527,583	372,897,754	4,019,128	38,169,894

b)	The detail of financial liabilities, classified by type and category, as of December 31, 2019 and 2018 is as follows:

	Balance as of 12-31-2019
	Financial liabilities at fair value with changes in results	Financial liabilities measured at amortized cost	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	46,083,325	—	—
Trade and other current payables	—	356,829,694	—	—
Derivative instruments	2,026,476	—	8,924,831	48,225,766
Total current	2,026,476	402,913,019	8,924,831	48,225,766

Interest-bearing loans	—	812,387,948	—	—
Trade and other current payables	—	2,497,662	—	—
Derivative instruments	124,048	—	—	17,464,925
Total non-current	124,048	814,885,610	—	17,464,925

Total	2,150,524	1,217,798,629	8,924,831	65,690,691

	Balance as of 12-31-2018
	Financial liabilities at fair value with changes in results	Financial liabilities measured at amortized cost	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	43,946,822	—	—
Trade and other current payables	—	419,006,236	—	—
Derivative instruments	756,005	—	7,161,949	81,195,765
Other financial liabilities	—	—	—	—
Total current	756,005	462,953,058	7,161,949	81,195,765

Interest-bearing loans	—	797,023,880	—	—
Trade and other current payables	—	450,421	—	—
Derivative instruments	159,630	—	—	2,629,715
Total non-current	159,630	797,474,301	—	2,629,715

Total	915,635	1,260,427,359	7,161,949	83,825,480

21.2       Derivative instruments

The risk management policy of Enel Generación Chile primarily interest rate and foreign exchange rate derivatives to hedge its exposure to interest rate and foreign currency risks.

The Group classifies its derivatives as follows:

-	Cash flow hedges: Those that hedge the cash flows of the underlying hedged item.
-	Fair value hedges: Those that hedge the fair value of the underlying hedged item.
-

Non-hedge derivatives: Financial derivatives that do not meet the requirements established by IFRS to be designated as hedge instruments are recognized at fair value with changes in net profit (assets held for trading).

a)       Assets and liabilities for hedge derivative instruments

As of December 31, 2019 and 2018, financial derivative transactions qualifying as hedge instruments resulted in recognition of the following assets and liabilities in the consolidated statement of financial position:

	Balance as of 12-31-2019				Balance as of 12-31-2018
	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedge:	—	4,862,949	48,225,766	17,464,925	38,169,894	—	81,195,765	2,629,715
Cash flow hedge	—	4,862,949	48,225,766	17,464,925	38,169,894	—	81,195,765	2,629,715
Total	—	4,862,949	48,225,766	17,464,925	38,169,894	—	81,195,765	2,629,715

-	General information on hedge derivative instruments

Hedge derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of	Description of		Fair value of hedged item	Fair value of hedged item
hedging	hedging	Description of	12-31-2019	12-31-2018	Type of risks
instrument	instrument	hedged item	ThCh$	ThCh$	hedged
SWAP	Exchange rate	Unsecured liabilities (bonds)	(9,530,240)	(18,892,399)	Cash flow
FORWARD	Exchange rate	Revenues	(51,297,502)	(26,763,187)	Cash flow

For the years ended December 31, 2019 and 2018, the Group did not recognize significant gains or losses for ineffective cash flow hedges.

b)       Financial derivative instrument assets and liabilities at fair value through profit or loss

As of December 31, 2019 and 2018, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	Balance as of
	12-31-2019				12-31-2018
	Asset		Liabilities (*)		Asset		Liabilities
	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$
Non-hedging derivative instruments	—	—	2,026,476	124,048	41,022	36,086	207,957	159,630
Total	—	—	2,026,476	124,048	41,022	36,086	207,957	159,630

(*) These derivative instruments correspond to forward contracts entered into by the Group, whose purpose is to hedge the exchange rate risk related to future obligations arising from civil works contracts linked to the construction of the Los Cóndores Plant. Although these hedges have an economic background, they do not qualify as accounting hedge because they do not strictly comply with the accounting hedge requirements established in IFRS 9 “Financial Instruments”.

c)       Other disclosures on financial derivatives

The following tables present the fair value of hedging and non-hedging financial derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2019 and 2018:

	Balance as of 12-31-2019
		Notional value
	Fair value	Less than one year	1 - 2 years	2 - 3 years	4 - 5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:	(60,827,742)	490,799,070	40,581,708	—	517,637,686	1,049,018,464
Cash flow hedges	(60,827,742)	490,799,070	40,581,708	—	517,637,686	1,049,018,464
Derivatives not designated for hedge accounting	(2,150,524)	31,746,086	2,061,840	—	—	33,807,926
Total	(62,978,266)	522,545,156	42,643,548	—	517,637,686	1,082,826,390

	Balance as of 12-31-2018
		Notional value
	Fair value	Less than one year	1 - 2 years	2 - 3 years	4 - 5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:	(45,655,586)	1,227,557,071	76,355,223	—	—	1,303,912,294
Cash flow hedges	(45,655,586)	1,227,557,071	76,355,223	—	—	1,303,912,294
Derivatives not designated for hedge accounting	(290,478)	34,525,045	29,457,793	1,913,220	—	65,896,058
Total	(45,946,064)	1,262,082,116	105,813,016	1,913,220	—	1,369,808,352

The hedging and non-hedging derivatives contractual maturities do not represent the Group’s total risk exposure, as the amounts recorded in the above tables have been drawn up based on undiscounted contractual cash inflows and outflows for their settlement.

21.3       Fair value hierarchy

Financial instruments recognized at fair value in the consolidated statement of financial position are classified based on the hierarchy described in Note 3.g above.

The following table presents financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

		Fair value measured at end of
	Balance as of	reporting period using:
	12-31-2019	Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets
Financial derivatives designated as cash flow hedges	4,862,949	—	4,862,949	—
Financial derivatives not designated for hedge accounting	—	—	—	—
Commodity derivatives designated as non-cash flow hedge	1,573,704	—	1,573,704	—
Commodity derivatives designated as cash flow hedges	3,520,508	—	3,520,508	—
Available-for-sale financial assets, non-current		—	—	—
Equity instruments at fair value with changes in other comprehensive income	2,454,334	2,326,480	127,854
Total	12,411,495	2,326,480	10,085,015	—

Financial Liabilities
Financial derivatives designated as cash flow hedges	65,690,691	—	65,690,691	—
Financial derivatives not designated for hedge accounting	—	—	—	—
Commodity derivatives designated as non-cash flow hedge	2,150,524	—	2,150,524	—
Commodity derivatives designated as fair value hedge	8,924,831	—	8,924,831	—
Total	76,766,046	—	76,766,046	—

		Fair value measured at end of
	Balance as of	reporting period using:
	12-31-2018	Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets
Financial derivatives designated as cash flow hedges	38,169,894	—	38,169,894	—
Financial derivatives not designated for hedge accounting	77,109	—	77,109	—
Commodity derivatives designated as non-cash flow hedge	1,450,474	—	1,450,474	—
Commodity derivatives designated as cash flow hedges	1,423,613	—	1,423,613	—
Available-for-sale financial assets, non-current	—	—	—	—
Equity instruments at fair value with changes in other comprehensive income	2,595,515	2,326,484	269,031
Total	43,716,605	2,326,484	41,390,121	—

Financial Liabilities
Financial derivatives designated as cash flow hedges	83,825,480	—	83,825,480	—
Financial derivatives not designated for hedge accounting	367,587	—	367,587	—
Commodity derivatives designated as non-cash flow hedge	548,048	—	548,048	—
Commodity derivatives designated as fair value hedge	7,161,949	—	7,161,949	—
Total	91,903,064	—	91,903,064	—